Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations

As at December 31	2013	2012

Asset Retirement Obligation, Beginning of Year	$969	$921
Liabilities Incurred	38	43
Liabilities Settled	(126)	(90)
Change in Estimated Future Cash Outflows	68	28
Accretion Expense	53	53
Foreign Currency Translation	(36)	14
Asset Retirement Obligation, End of Year	$966	$969

Current Portion (See Note 11)	$66	$33
Long-Term Portion	900	936
	$966	$969